Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Collateral cash	£ (11,634)	£ (17,060)
Netting	(1,017)	(949)
Net exposure	319,319	328,792
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(214,900)	(219,000)
Netting	(400)	(100)
Net exposure	106,800	111,300
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,400	4,300
Collateral cash	0	0
Collateral non-cash	(700)	(1,800)
Netting	(600)	(800)
Net exposure	1,100	1,700
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,700	3,500
Collateral cash	0	0
Collateral non-cash	(700)	(1,800)
Netting	(600)	(800)
Net exposure	400	900
Other financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	800
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	£ 700	£ 800